11. SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

11.           SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	June 30, 2013	December 31, 2012

Identifiable assets
USA	$49,810,951	$58,094,222
Canada	51,536,322	3,953,053
Australia	1,335,885	1,487,117
Mongolia	355,679	613,723
Other	13,265	25,415
	$103,052,102	$64,173,530